Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Consolidated net earnings	$ 713,385	$ 425,444	$ 288,938
Adjustments to reconcile consolidated net earnings to net cash provided by operating activities:
Depreciation, depletion and amortization	297,162	285,253	263,587
Stock-based compensation expense	30,460	20,481	13,589
(Gain) Loss on divestitures and sales of assets	(19,366)	410	14,093
Deferred income taxes, net	(239,056)	67,050	85,225
Other items, net	(13,157)	(17,730)	(5,972)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable, net	(29,329)	(25,072)	12,309
Inventories, net	(78,966)	(47,381)	(21,525)
Accounts payable	(17,874)	(8,116)	(40,053)
Other assets and liabilities, net	14,619	(11,106)	(29,591)
Net Cash Provided by Operating Activities	657,878	689,233	580,600
Cash Flows from Investing Activities:
Additions to property, plant and equipment	(410,325)	(387,267)	(318,232)
Acquisitions	(12,095)	(178,768)	(43,215)
Cash received in acquisition		4,246	63
Proceeds from divestitures and sales of assets	35,941	6,476	448,122
Payment of railcar construction advances	(43,594)	(82,910)	(25,234)
Reimbursement of railcar construction advances	43,594	82,910	25,234
Repayments from affiliate			1,808
Net Cash (Used for) Provided by Investing Activities	(386,479)	(555,313)	88,546
Cash Flows from Financing Activities:
Borrowings of long-term debt	2,408,830	560,000	230,000
Repayments of long-term debt	(1,065,048)	(449,306)	(244,704)
Payments of deferred acquisition consideration	(2,774)
Debt issuance costs	(2,204)	(2,300)
Change in bank overdraft		(10,235)	10,052
Payments on capital lease obligations	(3,543)	(3,364)	(6,616)
Dividends paid	(108,852)	(105,036)	(107,462)
Distributions to owners of noncontrolling interest		(400)	(325)
Contributions by noncontrolling interest to joint venture	212	44
Repurchase of common stock	(99,999)	(259,228)	(519,962)
Proceeds from exercise of stock options	10,110	27,257	37,230
Shares withheld for employees' income tax obligations	(11,805)	(9,723)	(7,601)
Net Cash Provided by (Used for) Financing Activities	1,124,927	(252,291)	(609,388)
Net Increase (Decrease) in Cash and Cash Equivalents	1,396,326	(118,371)	59,758
Cash and Cash Equivalents, beginning of year	50,038	168,409	108,651
Cash and Cash Equivalents, end of year	$ 1,446,364	$ 50,038	$ 168,409